Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-34449
Entity Registrant Name	PLANET GREEN HOLDINGS CORP.
Entity Central Index Key	0001117057
Entity Tax Identification Number	87-0430320
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	130-30 31st Ave
Entity Address, Address Line Two	Suite 512
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	347
Local Phone Number	370-2352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PLAG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false